Private Placement (Details)	12 Months Ended
Dec. 31, 2022 USD ($) shares
Private Placement [Abstract]
Aggregate of private placement warrants	6,027,500
Purchase price (in Dollars) | $	$ 1
Generating gross proceeds (in Dollars) | $	$ 6,027,500
Aggregate of private placement	5,395,000
Sponsor and an aggregate of private placement warrants	632,500